Financial Assets: - Accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets:
Clients	$ 2,888,148	$ 3,163,614
Less: impairment estimate	(325,839)	(359,273)
Total accounts receivable	$ 2,562,309	$ 2,804,341